Non-current financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	€ 1,139	€ 1,148	€ 1,139	€ 1,095
Increase decrease in non current financial assets additions	730	497
Increase decrease in non current financial assets disposals	(489)	(423)
Increase decrease in non current financial assets transfer and other	(287)	(12)
Increase decrease in non current financial assets exchange rate	37	(9)
Long term loans in associates [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects		262	100	247
Increase decrease in non current financial assets additions	113	40
Increase decrease in non current financial assets disposals	(3)	(37)
Increase decrease in non current financial assets transfer and other	(273)	0
Increase decrease in non current financial assets exchange rate	1	12
Restricted cash from infrastructure project companies and other financial assets [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects		628	401	597
Increase decrease in non current financial assets additions	18	432
Increase decrease in non current financial assets disposals	(275)	(381)
Increase decrease in non current financial assets transfer and other		0
Increase decrease in non current financial assets exchange rate	30	(20)
Financial investment carried at fair value [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects		45	610	35
Increase decrease in non current financial assets additions	566	9
Increase decrease in non current financial assets disposals	(2)	0
Increase decrease in non current financial assets transfer and other	(1)	1
Increase decrease in non current financial assets exchange rate	2	0
Loans associated with the divestment transactions [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects		186	0	189
Increase decrease in non current financial assets additions	1	10
Increase decrease in non current financial assets disposals	(176)	0
Increase decrease in non current financial assets transfer and other	(13)	(13)
Increase decrease in non current financial assets exchange rate	2	0
Other long term receivables [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects		27	€ 28	€ 27
Increase decrease in non current financial assets additions	32	6
Increase decrease in non current financial assets disposals	(33)	(5)
Increase decrease in non current financial assets transfer and other	0	0
Increase decrease in non current financial assets exchange rate	€ 2	€ (1)